Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Balances with related parties included in:
Accounts receivable-related parties	$ 925,000		$ 1,222,000
Amounts due from related parties	24,225,000		1,142,000
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	664,000		1,222,000
Amounts due to a related party	$ 428,000		$ 401,000
Period of repayable on demand and interest-bearing (in months)	1 month		1 month
Equity investees
Related party transaction
Purchases	$ 1,954,000	$ 1,887,000
Balances with related parties included in:
Accounts receivable-related parties	261,000
Amounts due from related parties	24,225,000		$ 1,142,000
Other deferred income	841,000		950,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Sales	2,311,000	2,084,000
Research and development services | Equity investees
Related party transaction
Sales	261,000	240,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	186,000	152,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	485,000	$ 478,000
Dividend receivable | Equity investees
Balances with related parties included in:
Dividend receivables	$ 23,077,000		$ 0